                             September 30, 1996

                                    [PHOTO]

                                   SEMIANNUAL
                                     REPORT

                            SAFECO Money Market Fund
                        SAFECO Tax-Free Money Market Fund

                                     [LOGO]

                             PERFORMANCE INFORMATION

SAFECO MONEY MARKET FUND

Average Weekly Yield for Six-Month Period Ended September 24, 1996

Money Market Mutual Fund


                                                  MMKT        Donoghue
                                                  --------------------
                               04/02              4.52           4.70
                               04/09              4.31           4.68
                               04/16              4.50           4.70
                               04/23              4.44           4.67
                               04/30              4.46           4.68
                               05/07              4.47           4.67
                               05/14              4.51           4.67
                               05/21              4.50           4.67
                               05/28              4.50           4.67
                               06/04              4.48           4.69
                               06/11              4.51           4.68
                               06/18              4.53           4.69
                               06/25              4.57           4.71
                               07/02              4.60           4.73
                               07/09              4.58           4.72
                               07/16              4.63           4.73
                               07/23              4.80           4.73
                               07/30              4.70           4.74
                               08/06              4.69           4.78
                               08/13              4.71           4.75
                               08/20              4.65           4.74
                               08/27              4.66           4.73
                               09/03              4.64           4.74
                               09/10              4.59           4.74
                               09/17              4.64           4.75
                               09/24              4.63           4.75

SAFECO TAX-FREE MONEY MARKET FUND

Average Weekly Yield for Six-Month Period Ended September 30, 1996

Tax-Free Money Market

                                                              IBC
                                            TFMM            Donoghue
                                            ------------------------
                          04/01             2.91              2.83
                          04/08             2.74              2.69
                          04/15             2.95              2.84
                          04/22             3.13              2.99
                          04/29             3.27              3.17
                          05/06             3.23              3.14
                          05/13             3.17              3.13
                          05/20             3.22              3.12
                          05/27             3.15              3.06
                          06/03             3.20              2.97
                          06/10             2.87              2.73
                          06/17             2.94              2.79
                          06/24             2.99              2.88
                          07/01             3.00              2.85
                          07/08             2.80              2.65
                          07/15             2.53              2.38
                          07/22             2.91              2.81
                          07/29             3.05              2.94
                          08/05             2.98              2.92
                          08/12             2.97              2.91
                          08/19             3.04              2.98
                          08/26             2.91              2.90
                          09/02             2.94              2.91
                          09/09             2.84              2.81
                          09/16             2.93              2.88
                          09/23             3.03              2.99
                          09/30             3.13              3.09

               Yields are historical and not predictive of future
                                  performance.

                           LETTER FROM THE PRESIDENT
                               September 30, 1996


                            [Photo of David F. Hill]

          SAFECO Money Market Fund..............   3
          SAFECO Tax-Free Money Market Fund ....   7
          Financial Statements..................  15
          Notes to Financial Statements.........  18


DEAR
SHAREHOLDER:

      Ambiguous economic indicators seemed to fuel investor unease, resulting in significant volatility in the financial markets over the last six months. Still, the net effect on the major asset classes was unsurprising: The broad stock market as measured by the S&P rose, bond values declined slightly, and money rates were relatively unchanged.

      Those who had bailed out of the stock market in fear of the "coming decline" missed out. Those of you who followed the rule of staying in the stock market, but only with money that you can tolerate moving up and down, were rewarded.

         The S&P was up and down, and down severely in July, but finished the six months with a 7.71% gain.

        While some market watchers heralded the July downturn as the end of the long-running bull market, it was not the case. The Dow Jones Industrial Average, closed the third quarter flirting with the 6000 barrier. And the S&P's latest 12-month return of 20.32% is far ahead of 14.95%, its average annual return over the last ten years. It is unrealistic to expect the stock market to continue to outgain its historical averages year after year. For that reason we advise that the money you need for nearer-term goals be invested in more stable investments.

      Small Stocks proved more volatile than the larger market -- gaining more in 1995 and giving back more in 1996. The Russell Small Company Index was up 15.79%, and NASDAQ gained 17.57% compared to the S&P's 20.32% gain for the year ended September 30. Returning 8.94%, international stocks as measured

(Continued on next page.)

by the EAFE Index continued to substantially lag the U.S. market.

         Bond index returns were generally below their 10-year average annual return.

        Interest rates continued to rise during the six-month period, but the increase was less dramatic than that experienced in the first quarter of 1996. Thirty-year U.S. Treasury yields went from 6.67% on March 31 to 6.92% on September 30. Since June, rates have gyrated within a fairly narrow range, and the third quarter ended with interest rates basically unchanged.

         At this writing, bonds are earning their coupons and holding their values. This is what we want from bonds -- income and relative stability of principal.

         Municipal bonds, long suppressed by cries for flat taxes, outperformed Treasury bonds during the last six months as the flat-tax advocates were eliminated from political contention.

         While the economy so far in 1996 has been more robust than we expected, its overall pace of growth has been modest, and recently has shown signs of moderating further.

         Despite rising nearly one full percentage point since January, interest rates remain near 30-year lows -- levels that are more likely to contribute to growing, not to slowing the economy. Meanwhile, the inflation rate, which is reasonably low by historical standards, is slowly increasing. And, the Fed has declined to raise interest rates to brake the economy. We can only assume the Fed is watching to see if today's higher interest rates will adequately slow economic growth, effectively exorcising the specter of inflation.

         Our view on the economy is that we will see a slowing of GDP growth in 1997 and that inflation will remain under control. The year 1997 could be quite similar to 1996.

         And, while we will manage your portfolios with due care and caution given the current environment, our philosophy on investing has little to do with our economic outlook. Fund investors should select their investments based on their objectives, their time horizons and their comfort level.


/s/ David F. Hill
--------------------------
David F. Hill, President

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               SEPTEMBER 30, 1996

                             [Photo of Naomi Urata]


      In the six-month period ended September 30, 1996, the SAFECO Money Market Fund's seven-day current yield fell to 4.31%, then rose to 4.81% and ended about where it started at 4.59%. The average money fund yield as reported by IBC/Donoghue was 4.75% on October 1, 1996. The Consumer Price Index, a broad inflation measure, rose 3.0% for the 12 months ending September 30, 1996.

      In the same period, 90-day commercial paper rates rose from 5.36% to a peak of 5.61% just before the Federal Open Market Committee meeting on September 24, 1996. Many investors thought that the Fed would raise rates at that time due to a tight labor market, increasing wage pressures and continued strength in home sales. These factors were offset by slower consumer spending and no signs of inflation in the CPI. The Fed did not raise rates and commercial paper rates fell to 5.49% by the end of the quarter. The yield curve out to one year was upward sloping, reflecting beliefs that inflation may become a problem resulting in higher future short-term rates.

      The average maturity of the portfolio fell to 25 days in July, as I shortened it in anticipation of a possible rate hike. I moved it back up to 35 days when it became questionable whether the Federal Reserve would raise rates as anticipated. I invested in U.S. agency securities, commercial paper issued by top tier corporations and bank certificates of deposit and notes. All of the securities were less than 13 months maturity. Three securities have a rate that floats monthly so investors can benefit from higher yields if short-term rates continue to rise.

      I added the following new issuers' paper to the Fund: Associates Corporation, a finance company, Crestar Bank, a regional financial institution, and MBNA America Bank, a credit card issuer. All of these companies

(Continued on next page.)

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                                  (Continued)





have credit ratings in the top tier category. We do not invest in second tier paper as the added return is not high enough to offset the risk. Additionally, it does not fit my conservative investment style.

      Looking ahead, economic signals are mixed and not moving as expected based on past experience. For example, usually when unemployment is as low as it is currently, inflation occurs, but it hasn't. I will manage the SAFECO Money Market Fund in a neutral position based on that and other uncertainties.




Naomi Urata
Money Market Fund Manager

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. Naomi holds a Masters in Management from Yale University and is a Chartered Financial Analyst.


                                   HIGHLIGHTS
                                  SAFECO MONEY
                                  MARKET FUND
                            As of September 30, 1996

SAFECO MONEY
MARKET FUND
Top 5 Categories
----------------------
Banks-Domestic:               19%

Asset Backed:                 10%

Finance-Diversified
    & Business:                9%

Finance-Auto:                  7%

Financial Services-
     Brokerage:                7%

Weighted Average Maturity.....    35 days
Total Return (1 Year).........      4.84%

PORTFOLIO CREDIT QUALITY          Percent

Highest Rated(1) .............       100%
Split Rated(2) ...............         0
Not Rated(3) .................         0
                                     ---
                                     100%
                                     ===


 (1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

 (2) Rated highest by one organization and second highest by another.

 (3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

            PORTFOLIO OF INVESTMENTS
            SAFECO MONEY MARKET FUND
      As of September 30, 1996 (Unaudited)

PRINCIPAL                                 MARKET
AMOUNT (000'S)                      VALUE (000'S)
-------------------------------------------------

COMMERCIAL PAPER - 73.6%

AGRICULTURE - FERTILIZER PRODUCTS - 2.4%
   $4,000   Cargill, Inc.
            5.32%, due 11/08/96............. $3,977

ASSET BACKED - 9.5%
    4,000   Apreco, Inc.
            5.35%, due 10/31/96.............  3,982

    4,000   Corporate Asset Funding Co.
            5.35%, due 12/19/96.............  3,953

         (b)Receivables Capital Corp. 4(2)
    4,000   5.35%, due 10/01/96.............  4,000
    4,000   5.30%, due 11/21/96.............  3,970

BANKING & FINANCE - 7.1%
            Associates Corp. of
            North America

    4,000   5.42%, due 12/11/96.............  3,957
    4,000   5.25%, due 10/02/96.............  3,999

    4,000   Transamerica Finance Corp.
             5.27%, due 10/29/96............  3,984

BANKS - DOMESTIC - 9.5%
    8,000   Crestar Bank
            5.40%, due 11/20/96.............  8,000

            Norwest Corp.
    4,000   5.44%, due 10/18/96.............  3,990
    4,000   5.29%, due 10/25/96.............  3,986


BANKS - FOREIGN - 2.3%
   $4,000   National Australia
            Funding (DE), Inc.
            5.45%, due 1/13/97.............. $3,937

CONGLOMERATES - 4.8%
            B.A.T. Capital Corp.
    4,000   5.32%, due 10/10/96.............  3,995
    4,000   5.31%, due 10/15/96.............  3,992

FINANCE - AUTO - 7.1% 4,000
          Ford Motor Credit Co.
             5.39%, due 1/28/97.............  3,929

    4,000   General Motors
            Acceptance Corp.
            5.30%, due 10/23/96.............  3,987

    4,000   New Center Asset Trust
            5.35%, due 12/09/96.............  3,959


FINANCE - CONSUMER - 2.4%
    4,000   Household Finance Corp.
            5.30%, due 10/28/96.............  3,984

FINANCE     - DIVERSIFIED & BUSINESS - 9.5%
              GENERAL ELECTRIC CAPITAL CORP.
    4,000   5.31%, due 11/12/96.............  3,975
    4,000   5.29%, due 10/17/96.............  3,991

            Heller Financial, Inc.
    4,000   5.55%, due 1/07/97..............  3,940
    4,000   5.35%, due 10/31/96.............  3,982

                            SAFECO MONEY MARKET FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                          MARKET
AMOUNT (000'S)                               VALUE (000'S)
----------------------------------------------------------

FINANCE - EQUIPMENT LEASING - 2.4%
   $4,000   International Lease Finance Corp.
            5.45%, due 11/06/96 ...............   $3,978

FINANCIAL SERVICES - BROKERAGE - 7.1%
            CS First Boston Group, Inc.
    4,000   5.40%, due 11/04/96...............    3,980
    4,000   5.35%, due 11/26/96...............    3,967

    4,000   Merrill Lynch & Co., Inc.
            5.30%, due 11/14/96...............    3,974


INSURANCE NON-AFFILIATED MULTI-LINE - 4.8%
            Prudential Funding Corp.
    4,000   5.43%, due 10/16/96...............    3,991
    4,000   5.25%, due 10/07/96...............    3,996

MISCELLANEOUS - 4.7%
            Tasmanian Public Finance Corp.
    4,000   5.48%, due 12/16/96...............    3,954
    4,000   5.30%, due 11/19/96...............    3,971
                                               --------
TOTAL COMMERCIAL PAPER........................  123,280
                                               --------
U.S. GOVERNMENT
AND AGENCY SECURITIES - 10.6%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT NOTES - 10.6%
  $17,710   5.70%, due 10/01/96 ..............  $17,710
                                                -------
TOTAL U.S. GOVERNMENT
AND AGENCY SECURITIES.........................   17,710
                                                -------
FLOATING RATE MEDIUM-TERM NOTES* - 14.6%
    8,500   Dean Witter Discover
            5.39%, due 8/08/97.... ...........    8,500
    8,000   First Bank N.A.
            5.39%, due 11/20/96... ...........    8,000
    8,000   MBNA America Bank
            5.48%, due 6/17/97.... ...........    8,000
                                                -------
TOTAL FLOATING RATE
MEDIUM-TERM NOTES................ ............   24,500
                                                 -------
TOTAL INVESTMENTS - 98.8%....... .............  165,490
Other Assets, less Liabilities.... ...........    1,941
                                                -------
NET ASSETS..................... .............. $167,431
                                               ========



(b) Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At September 30, 1996, such securities are Receivables Capital Corp. 4(2) at 5.35%, acquired 9/04/96, due 10/01/96 and Receivables Capital Corp. 4(2) at 5.30%, acquired 8/26/96, due 11/21/96. The total market value of such securities is $7,970,000 or 4.8% of net assets.


* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on September 30, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO TAX-FREE MONEY MARKET FUND
                               September 30, 1996

                         [PHOTO OF MARY V. METASTASIO]



      The SAFECO Tax-Free Money Market Fund's seven-day average yield rose from 2.92% to 3.13% during the six-month period ending September 30, 1996. For comparison, IBC's Money Fund Report Averages showed 3.09% for tax-free money market funds on September 30, 1996.

      As is always the case with municipal money markets, the yields were somewhat volatile on that upward path. This happens because the tax-free market is very much influenced by supply and demand, in addition to the general interest rate and economic concerns that affect all markets.

      Tax-exempt money market interest rates rose in the spring as states and municipalities issued short-term notes to help with their cash flow needs. (Rates rose because investors required higher yields to digest the additional supply of short-term paper in the market.) Rates then fell in early July as notes issued in 1995 matured, reducing supply, and investors with cash to place looked to tax-free money market funds, increasing demand.

      The supply and demand factors were exacerbated by the fact that investors' beliefs about what the Fed would do seemed to change daily. These mood swings and general uncertainties helped move yields higher from late July through the end of September.

      The SAFECO Tax-Free Money Market Fund has performed well in this ever-changing environment. According to Lipper

(Continued on next page.)

                          REPORT FROM THE FUND MANAGER
                 SAFECO TAX-FREE MONEY MARKET FUND (Continued)


Analytical Services, based on total return, the Fund ranked 23 of 132 tax-free money market funds for the year ending September 30, 1996. The fund was 13 of 90 funds for the five-year, and 9 of 56 funds for the 10-year periods.

      The graph on the inside cover shows how the Fund's yield exceeded the IBC Money Fund Report Averages for tax-free money market funds, for the six-month reporting period.

      Our style in managing the Fund is consistent, although the markets are not. We have maintained a barbell structure, with the portfolio heavily weighted in very short maturities, and smaller portions invested in longer maturities. The assets invested in short maturities let us take advantage of interest rate fluctuations, and those invested in longer maturities enable us to lock in attractive yields.

      So what does the future bring? As I write this, investor uncertainty about Fed action continues. I cannot predict what will happen in the financial markets or what the economic data will portend, but I am certain that I will continue to manage the Fund as I have in the past: to provide shareholders quality, liquidity, and a competitive yield that is exempt from federal income tax.


/s/ Mary V. Metastasio
---------------------------
Mary V. Metastasio
Tax-Free Money
Market Fund Manager


Mary Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. Mary holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                            As of September 30, 1996



Comparison of the Fund's
Tax-Equivalent Yields to the Average
Taxable Money Market Fund Yield

TAX BRACKETS
------------

15%            Actual Yield                  3.13

15%            Tax-Equivalent Yield          3.68

28%            Tax-Equivalent Yield          4.35

31%            Tax-Equivalent Yield          4.54

36%            Tax-Equivalent Yield          4.89

39.6%          Tax-Equivalent Yield          5.18

                 IBC/Donoghue*

Taxable Yield                                4.75





*  Represents IBC/Donoghue Taxable Money Fund on September 24, 1996.

** Represents the SAFECO Tax-Free Money Market Fund actual yield on September
   30, 1996, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons vary with market conditions.



PORTFOLIO CREDIT QUALITY          Percent
Highest Rated(1) .............       100%
Split Rated(2) ...............         0
Not Rated(3)..................         0
                                     ---
                                     100%
                                     ===


TOP 5 CATEGORIES
Housing/
Uninsured:               18%

IDR/PCR* Utilities-
Electric:                12%

IDR/PCR*
Miscellaneous:            8%

Miscellaneous
Tax:                      7%

IDR/PCR* Air
Transportation:           6%

*Industrial Development Revenue/Pollution Control Revenue



Weighted Average Maturity......46 days
Total Return (1 Year)............3.20%




TOP FIVE STATES                 Percent of Net Assets
Washington......................   13%
Texas...........................   10%
Arizona.........................    8%
California.......................   8%
Missouri........................    7%

 (1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

 (2)  Rated highest by one organization and second highest by another.

 (3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                      MARKET
AMOUNT (000's)                                 VALUE (000's)
------------------------------------------------------------
MUNICIPAL BONDS - 100.3%

Alaska - 3.0%

              Alaska Industrial Development
              and Export Authority Revenue

   $1,265  (b)4.00%, due 7/01/98,
              put date 10/07/96....                 $1,265

      990     4.00%, due 7/01/01,
              put date 10/07/96.......                 990


Arizona - 8.5%

    3,600     Apache County Industrial
              Development Authority
              Pollution Control Revenue

              (Tucson Electric Power Co. Project)
              3.85%, due 6/15/20,
              put date 10/07/96.....                 3,600

    1,000     Apache County Industrial
              Development Authority
              Revenue (Tucson Electric Power Co.
              Springerville Project)
              3.85%, due 12/15/18,
              put date 10/07/96.....                1,000

      800     Pima County Industrial
              Development Authority
              Revenue (Tucson Electric Power
              Co. Projects)
              3.85%, due 12/01/22,
              put date 10/07/96.......                800

    1,000     Tucson  Industrial
              Development Authority
              Revenue (Tucson City
              Center Parking Garage Project)
              Series 1985 A
              3.925%, due 6/01/15,
              put date 10/07/96.....                1,000

California - 8.0%

   $1,000     California Student Education
              Loan Marketing
              Corp. (Student Loan
              Revenue Ref. Bonds)
              3.90%, due 11/01/02,
              put date 11/01/96....                $1,000

    2,300     Orange County (Irvine Coast
              Assessment District #88-1)
              3.90%, due 9/02/18,
              put date 10/01/96.....                2,300

    1,000     Orange County Local
              Transportation Authority
              Sales Tax Revenue
              3.70%, due 12/12/96...                1,000

    1,200     Regional Airports
              Improvement Corp.

              Revenue Bonds Series 1984 (LAX)
              3.90%, due 12/01/24,
              put date 10/01/96.....                1,200

      500     South Coast Local
              Education Agencies
              Pooled Tax and Revenue
              Anticipation Notes
              4.75%, due 6/30/97......                502

Delaware - 0.4%

      300     Wilmington Delaware Hospital
              Revenue Bonds Series 1986
              3.90%, due 7/01/11,
              put date 10/01/96.......                300

District of Columbia - 1.4%
    1,000     District of Columbia Supplemental

              Student Loan Revenue
              4.33%, due 7/01/04,
              put date 7/01/97......                 1,002

(b) If a put date is indicated, the Fund has a right to sell a specified underlying security or securities at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, as of that date.

PRINCIPAL                                      MARKET
AMOUNT (000's)                                 VALUE (000's)
------------------------------------------------------------


Florida - 3.2%
   $  650   Dade County Equipment
            Special Obligation Revenue
            4.10%, due 10/01/99,
            put date 10/07/96....                 $  650

    1,750   Florida Housing Finance Agency
            Multifamily Revenue
            4.50%, due 12/01/09,
            put date 12/01/96.....                 1,750


Georgia - 5.5%
    2,000   Marietta Housing Authority
            Multifamily Housing Revenue
            (Falls at Bells Ferry)
            3.55%, due 1/15/09,
            put date 1/15/97.....                  2,000

    2,100   Municipal Electric Authority of
            Georgia  General Resolution
            Projects Subordinated  Bonds,
            Series C
            3.60%, due 3/01/20,
            put date 10/02/96.....                 2,100

Illinois - 3.1%
    2,320   Chicago - O'Hare
            International Airport
            Revenue 1984
            3.90%, due 1/01/15,
            put date 10/07/96.....                 2,320

Iowa - 2.7%
    1,000   Iowa Municipalities
            Workers' Compensation
            Association Revenue
            4.10%, due 7/01/97....                 1,000

    1,000   Iowa School Corporations
            Warrant Certificates
            4.75%, due 6/27/97....                 1,006

Kansas - 1.3%
   $1,000   Wichita Revenue
            (CSJ Health System)
            4.00%, due 10/01/11,
            put date 10/07/96...                  $1,000

Louisiana - 2.7%
    1,000   Louisiana Public
            Facilities Authority
            Special Insurance
            Assessment Revenue
            4.10%, due 12/01/13,
            put date 10/07/96.....                 1,000

    1,000   Louisiana Recovery District
            Sales Tax  Bonds Series 1988
            3.90%, due 7/01/97,
            put date 10/01/96.....                 1,000


Maryland - 3.0%

    2,000   Howard County Multifamily
            Housing Revenue
            (Sherwood Crossing Ltd.

            Partnership)
            3.75%, due 6/01/08,
            put date 6/01/97.....                  2,000

      300   Montgomery County Industrial
            Development Revenue
            (Information Systems &
            Networks)
            3.80%, due 4/01/14,
            put date 10/01/96.......                 300

Missouri - 7.0%
    2,100   Kansas City Industrial
            Development Authority
            Multifamily Housing Revenue
            (Coach House II Project)
            3.95%, due 12/01/15,
            put date 10/01/96....                  2,100


                       SEE NOTES TO FINANCIAL STATEMENTS

            SAFECO TAX-FREE MONEY MARKET FUND
           As of September 30, 1996 (Unaudited)


PRINCIPAL                                      MARKET
AMOUNT (000's)                                 VALUE (000's)
------------------------------------------------------------


Missouri (Continued)
   $  600   Kansas City Industrial
            Development Authority
            Multifamily Housing Revenue
            (J.C. Nichols Co.)
            3.95%, due 5/01/15,
            put date 10/01/96....                 $  600

    1,000   Missouri Health and
            Educational Facilities
            Authority  Educational Facilities
            Revenue Bonds
            (The Washington University)
            Series 1996 C
            3.95%, due 9/01/30,
            put date 10/01/96.....                1,000

    1,600   St. Louis Planned Industrial
            Expansion Authority
            Industrial Development Revenue
            (Italgrani U.S.A., Inc.)
            3.80%, due 6/01/03,
            put date 10/01/96.....                1,600

Montana - 2.8%
    2,110   Havre Industrial Development
            Revenue (Safeway, Inc., Projects)
            3.65%, due 6/01/06,
            put date 12/01/96.....                2,110

New York - 1.3%
    1,000   New York State Energy R & D
            Authority PCR
            (Long Island Lighting Co.
            Project) 1985
            Series B
            3.30%, due 3/15/15,
            put date 3/15/97......                1,000

Ohio - 4.3%

      300   Akron Sanitary Sewer
            System Revenue
            3.80%, due 12/01/14,
            put date 10/07/96.......                300


Ohio (Continued)
   $3,000   Cleveland-Cuyahoga County
            Port Authority Revenue
            (Rock and Roll Hall of Fame and
            Museum Project)
            3.80%, due 12/01/15,
            put date 10/07/96....                $3,000


Oklahoma - 1.3%
    1,000   Oklahoma Water Resources
            Board State Loan Program
            Revenue
            3.75%, due 9/01/23,
            put date 3/01/97......                1,000

Oregon - 2.8%
    1,800   Port of Portland Pollution
            Control Revenue
            (Reynolds Metals ) Series 1985
            3.90%, due 12/01/09,
            put date 10/01/96.....                1,800
      300   Umatilla County Hospital
            Revenue Bond
            3.90%, due 12/01/04,
            put date 10/01/96.......                300

Pennsylvania - 0.2%
      165   Commonwealth Tax Exempt
            Mortgage Trust
            4.50%, due 11/01/05,
            put date 11/01/96.......                165

South Carolina - 4.6%
    1,000   South Carolina Jobs
            Economic Development
            Revenue Bonds
            3.90%, due 7/01/22,
            put date 10/01/96.....                1,000


          SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                        SAFECO TAX-FREE MONEY MARKET FUND
                      As of September 30, 1996 (Unaudited)

PRINCIPAL                                           MARKET
AMOUNT (000's)                               VALUE (000's)
----------------------------------------------------------
SOUTH CAROLINA (CONTINUED)
$1,500   York County Pollution Control
         Revenue (North Carolina Electric
         Membership Corp. Project)
         Series N-6
         3.80%, due 9/15/14,
         put date 3/15/97.....................     $1,500

 1,000   York County Pollution Control
         Revenue
         (Saluda River Electric
         Coop., Inc. Project)
         Series 1984 E-2
         3.65%, due 8/15/14,
         put date 2/15/97.....................     1,000

TENNESSEE - 5.2%
 3,400   Hamilton County Industrial
         Development Revenue
         (Komatsu American
         Manufacturing Corp.)
         4.00%, due 11/01/05,
         put date 10/07/96....................     3,400

   500   Knox County Industrial
         Development Board
         Industrial Development Revenue
         (Service Merchandise)
         3.60%, due 12/01/08,
         put date 10/15/96....................       500

TEXAS - 10.4%
 2,300   Cedar Hill Industrial Development
         Corp. Revenue (Minyard
         Properties Project)
         3.80%, due 5/01/02,
         put date 10/01/96....................     2,300

 3,000   Grapevine Industrial Development
         Corp. Revenue (American
         Airlines) 1984 Series B-1
         3.90%, due 12/01/14,
         put date 10/01/96....................     3,000

TEXAS (CONTINUED)
$1,000   Harris County Housing Finance
         Corp. Multifamily Housing
         Revenue (Arbor II, Ltd. Project)
         3.95%, due 10/01/05,
         put date 10/01/96....................     $1,000

   500   Lone Star Airport Improvement
         Authority, Inc.
         (American Airlines Inc. Project)
         Revenue Series 1984 A-2
         3.90%, due 12/01/14,
         put date 10/01/96....................       500

 1,000   Tarrant County Housing Finance
         Corp. Multifamily Housing
         Revenue
         (Lincoln Meadows Project)
         Series 1988
         4.30%, due 12/01/14,
         put date 12/01/96....................     1,000

VIRGINIA - 4.6%
 2,500   Harrisonburg Development and
         Housing Authority
         Multifamily Housing Revenue
         (Rolling Brook Village Apts. Project)
         3.50%, due 2/01/09,
         put date 2/01/97.....................     2,500

 1,000   Peninsula Ports Authority of
         Virginia Port Facility Revenue
         (CSX Transportation, Inc. Project)
         3.50%, due 12/15/12,
         put date 11/07/96....................     1,000

WASHINGTON - 13.0%
 2,000   Chelan County Public Utility
         District #1 Revenue
         3.80%, due 6/01/15,
         put date 10/07/96....................     2,000

   285   Federal Way School District #210
         King County General Obligation
         Bonds 1996
         4.00%, due 12/01/96..................       285

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                        SAFECO TAX-FREE MONEY MARKET FUND
                      As of September 30, 1996 (Unaudited)


PRINCIPAL                                           MARKET
AMOUNT (000's)                               VALUE (000's)
----------------------------------------------------------
WASHINGTON (CONTINUED)
$1,000   Richland Golf Enterprise
         Revenue 1996
         3.80%, due 12/01/21,
         put date 10/07/96......................    $1,000

 1,900   Washington State General
         Obligation
         Series VR-96 A
         3.90%, due 6/01/20,
         put date 10/07/96......................    1,900

 2,045   Washington State Housing
         Finance Commission
         Revenue (Pioneer Human
         Services)
         3.90%, due 7/01/11,
         put date 10/07/96......................    2,045

 1,480   Washington State Housing
         Finance Commission
         Revenue (YMCA of Greater
         Seattle Program)
         4.00%, due 7/01/11,
         put date 10/01/96......................    1,480

WASHINGTON (CONTINUED)
$1,100   Washington State Housing
         Finance Commission
         Revenue (YMCA of
         Snohomish County Program)
         4.10%, due 8/01/19,
         put date 10/01/96......................    $1,100

TOTAL MUNICIPAL BONDS...........................    75,570
                                                   -------
TOTAL INVESTMENTS - 100.3%......................    75,570
Liabilities, less Other Assets..................      (209)
                                                   -------
NET ASSETS......................................   $75,361
                                                   =======

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on September 30, 1996. These rates change periodically based on specified market rate or indices.


SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                      As of September 30, 1996 (Unaudited)

                                                    SAFECO MONEY    SAFECO TAX-FREE
(In Thousands, Except Per-Share Amounts)             MARKET FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------
ASSETS
  Investments, at Value (Amortized Cost
   $165,490 and $75,570, respectively)                 $165,490          $75,570
  Cash                                                        3                1
  Receivables
   Trust Shares Sold                                      3,373              717
   Interest                                                  96              367
                                                       --------          -------
    Total Assets                                        168,962           76,655
                                                       --------          -------
LIABILITIES
  Payables
   Trust Shares Redeemed                                  1,370            1,175
   Investment Advisory Fees                                  73               32
   Dividends                                                 26               18
   Notes Payable                                             --               50
   Other                                                     62               19
                                                       --------          -------
    Total Liabilities                                     1,531            1,294
                                                       --------          -------
NET ASSETS                                             $167,431          $75,361
                                                       ========          =======
SHARES OUTSTANDING                                      167,431           75,361
                                                       ========          =======
NET ASSET VALUE PER SHARE                              $   1.00          $  1.00
                                                       ========          =======
  (Net Assets Divided by Shares Outstanding)

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
          For the Six-Month Period Ended September 30, 1996 (Unaudited)

                                                     SAFECO MONEY    SAFECO TAX-FREE
(In Thousands)                                        MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                               $4,575           $1,407

EXPENSES
  Investment Advisory Fees                                  425              192
  Shareholder Servicing Fees                                228               37
  Custodian Fees                                             12                6
  Legal and Auditing Fees                                    11                9
  Reports to Shareholders                                    16                4
  Trustees' Fees                                              3                2
  Loan Interest Expense                                      --                1
                                                         ------           ------
   Total Expenses                                           695              251
                                                         ------           ------
NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM OPERATIONS                $3,880           $1,156
                                                         ======           ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                     SAFECO Money                               SAFECO Tax-Free
                                                      Market Fund                              Money Market Fund
                                          -------------------------------------------------------------------------------
                                              For the                                     For the
                                             Six-Month             For the               Six-Month             For the
                                           Period Ended           Year Ended           Period Ended          Year Ended
(In Thousands)                            Sept. 30, 1996        March 31, 1996        Sept. 30, 1996       March 31, 1996
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $     3,880           $     8,735           $     1,156           $     2,586

DIVIDENDS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME                        (3,880)               (8,735)               (1,156)               (2,586)

NET TRUST SHARE TRANSACTIONS
   No-Load                                       2,109                (6,836)               (4,341)                2,382
   Class A                                         100                    --                    --                    --
   Class B                                         100                    --                    --                    --
                                           -----------           -----------           -----------           -----------
    Total                                        2,309                (6,836)               (4,341)                2,382

TOTAL CHANGE IN NET ASSETS                       2,309                (6,836)               (4,341)                2,382

NET ASSETS AT BEGINNING OF PERIOD              165,122               171,958                79,702                77,320
                                           -----------           -----------           -----------           -----------
NET ASSETS AT END OF PERIOD                $   167,431           $   165,122           $    75,361           $    79,702
                                           ===========           ===========           ===========           ===========
------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN
TRUST SHARES AND AMOUNTS

SHARES SOLD                                    220,892             1,017,443                45,082               134,041
SHARES REINVESTED                                3,525                 7,446                 1,033                 2,265
SHARES REDEEMED                               (222,108)           (1,031,725)              (50,456)             (133,924)
                                           -----------           -----------           -----------           -----------
NET CHANGE                                       2,309                (6,836)               (4,341)                2,382
                                           ===========           ===========           ===========           ===========

Because share value is equal to $1.00,
dollar amounts and share amounts are identical.

As of September 30, 1996
Shares Authorized                           Unlimited                                    Unlimited
Par Value Per Share                        $     .001                                  $      .001
Paid in Capital                            $  167,431                                  $    75,361

Shares Outstanding
   No-Load                                    167,231                                       75,361
   Class A                                        100                                          N/A
   Class B                                        100                                          N/A
------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

   1. GENERAL

   The SAFECO Money Market Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Money Market Fund ("Money Fund") and SAFECO Tax-Free Money Market Fund ("Tax-Free Money Fund") (together the "Funds").

   Effective September 30, 1996, the SAFECO Money Market Fund began issuing two new classes of shares -- Class A and Class B shares. These new shares are distributed by financial professionals and, like the no-load class, have no associated sales or distribution charges. Financial highlights (see note 4) are provided only for the no-load class of shares since the new classes of shares were first issued on September 30, 1996.

2. SIGNIFICANT
   ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   SECURITY VALUATION. Investments consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates market value.

   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of each portfolio is the same for financial statement and federal income tax purposes.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. In the Tax-Free Money Fund, securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Tax-Free Money Fund segregates liquid assets in an amount equal to the total obligation.

   INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums, original issue discounts and market discounts are amortized to either call or maturity dates.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month.

   FEDERAL INCOME AND EXCISE TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. The Tax-Free Money Fund intends to satisfy conditions which will enable it to designate its dividends from net investment income as tax-exempt dividend distributions.

3. INVESTMENT ADVISORY FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES

   SAFECO Asset Management Company receives investment advisory fees from the Funds. For the Money Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million. For the Tax-Free Money Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $100 million, declining in three levels to 20/100 of one percent on net assets over $500 million. SAFECO Services Corporation receives shareholder servicing fees.

   The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.

                                   (Unaudited)

4. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   NO-LOAD CLASS

                            FOR THE SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30                    FOR THE YEAR ENDED MARCH 31
                            -----------------        --------------------------------------------------
                                       1996            1996          1995          1994          1993
---------------------------------------------        --------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                $   1.00        $   1.00      $   1.00      $   1.00      $   1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                  0.02            0.05          0.04          0.02          0.03

LESS DISTRIBUTIONS
  Dividends from
   Net Investment Income                (0.02)          (0.05)        (0.04)        (0.02)        (0.03)
                                     --------        --------      --------      --------      --------
NET ASSET VALUE AT END OF PERIOD     $   1.00        $   1.00      $   1.00      $   1.00      $   1.00
                                     ========        ========      ========      ========      ========
TOTAL RETURN                             2.33%**         5.15%         4.20%         2.48%         2.98%

NET ASSETS AT
  END OF PERIOD (000'S OMITTED)      $167,231        $165,122      $171,958      $186,312      $144,536
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                     0.83%*          0.78%         0.78%         0.79%         0.77%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                  4.63%*          5.04%         4.21%         2.47%         3.02%
-------------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized

   (For a Share Outstanding Throughout the Period)

   SAFECO TAX-FREE MONEY MARKET FUND
   NO-LOAD CLASS

                           FOR THE SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30                  FOR THE YEAR ENDED MARCH 31
                           -----------------        ----------------------------------------------
                                        1996          1996        1995         1994         1993
--------------------------------------------        ----------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                $  1.00        $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                 0.02           0.03         0.03         0.02         0.03

LESS DISTRIBUTIONS
  Dividends from
   Net Investment Income               (0.02)         (0.03)       (0.03)       (0.02)       (0.03)
                                     -------        -------      -------      -------      -------
NET ASSET VALUE AT END OF PERIOD     $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
                                     =======        =======      =======      =======      =======
TOTAL RETURN                            1.52%**        3.44%        2.84%        1.98%        2.53%

NET ASSETS AT
  END OF PERIOD (000'S OMITTED)      $75,361        $79,702      $77,320      $94,589      $82,098
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                    0.66%*         0.65%        0.64%        0.64%        0.61%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                 3.04%*         3.40%        2.79%        1.96%        2.48%
--------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized

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                                      -22-

                       This page left blank intentionally.

                       This page left blank intentionally.

                             SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
   SAFECO Money Market Fund
   SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
   SAFECO Intermediate-Term U.S. Treasury Fund
   SAFECO GNMA Fund
   SAFECO High-Yield Bond Fund
   SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
   SAFECO Intermediate-Term Municipal Bond Fund
   SAFECO Insured Municipal Bond Fund
   SAFECO Municipal Bond Fund
   SAFECO California Tax-Free Income Fund
   SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
   SAFECO Income Fund
   SAFECO Balanced Fund

LONG-TERM GROWTH
   SAFECO Growth Fund
   SAFECO Equity Fund
   SAFECO Northwest Fund
   SAFECO International Stock Fund
   SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO MONEY MARKET FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
 Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am - 7:00pm Pacific Time

Nationwide: 1-800-624-5711

Seattle: 545-7319

TTY/TDD: 1-800-438-8718

FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

HOME PAGE:
http://networth.galt.com/
www/home/mutual/safeco

E-mail: mfunds@safeco.com


GMF 663 11/96
Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.